Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

20.    RELATED PARTY TRANSACTIONS

The related party transactions mainly represented online marketing services provided by the Company to Ctrip (including Qunar), the total transaction amounts for the years ended December 31, 2015, 2016 and 2017 was RMB89 million, RMB631 million and RMB750 million (US$115 million), respectively. Other related party transactions, including the reimbursements to Mr. Robin Yanhong Li’s use of an aircraft beneficially owned by his family member for the Company’s business purposes and the rental expense for an office building owned by the family members of an executive officer, were insignificant for each of the years presented.

As of December 31, 2016 and 2017, amounts due from/due to related parties were as follows:

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Qunar (i)	25	35	5
Ctrip (i)	287	102	16
Other related parties (i)	34	31	5

Total	346	168	26

Amounts due from related parties, non-current:
Other related parties (ii)	11	9	1

Amounts due to related parties, current:
Qunar (iii)	275	23	4
Ctrip (iii)	125	99	15
Other related parties (iii)	59	31	5

Total	459	153	24

(i)	The balances mainly represent amounts arising from services the Company provided to its equity method investees in the ordinary course of business.
(ii)	The balances mainly represent rental deposits paid in advance to the related party of one of the executive officers. Pursuant to the rental agreements, certain subsidiaries of the Company rent an office building owned by the family members of the executive officer.
(iii)	The balances mainly represent amounts arising from services provided by the Company’s equity method investees and cost method investees in the ordinary course of business.